Acquisitions (Tables)	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Consolidated balance sheets, statements of income, and statements of cash flows retrospectively adjusted for the Acquisitions
The following tables present our previously reported statements of cash flows for the years ended December 31, 2015, 2014, and 2013 (as presented in Exhibit 99.3 to our Current Report on Form 8-K filed with the SEC on August 4, 2016) retrospectively adjusted for the acquisition of the Meraux and Three Rivers Terminal Services Business (in thousands).

	Year Ended December 31, 2015
	Valero Energy Partners LP (Previously Reported)	Meraux and Three Rivers Terminal Services Business	Valero Energy Partners LP (Currently Reported)
Cash flows from operating activities:
Net income (loss)	$88,721	$(17,409)	$71,312
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation expense	42,724	2,954	45,678
Deferred income tax benefit	(228)	—	(228)
Changes in current assets and current liabilities	(8,973)	—	(8,973)
Changes in deferred charges and credits and other operating activities, net	587	—	587
Net cash provided by (used in) operating activities	122,831	(14,455)	108,376
Cash flows from investing activities:
Capital expenditures	(31,195)	(6,914)	(38,109)
Acquisitions from Valero Energy Corporation	(390,144)	—	(390,144)
Proceeds from dispositions of property and equipment	82	—	82
Net cash used in investing activities	(421,257)	(6,914)	(428,171)
Cash flows from financing activities:
Proceeds from debt borrowings	200,000	—	200,000
Proceeds from notes payable to related party	555,000	—	555,000
Repayments of debt and capital lease obligations	(26,200)	—	(26,200)
Repayment of note payable to related party	(185,000)	—	(185,000)
Payment of debt issuance costs	(2,322)	—	(2,322)
Proceeds from issuance of common units, net of discount	189,683	—	189,683
Proceeds from issuance of general partner units	4,011	—	4,011
Payment of offering costs	(666)	—	(666)
Excess purchase price paid to Valero Energy Corporation over the carrying value of acquired assets	(576,076)	—	(576,076)
Cash distributions to unitholders and distribution equivalent right payments	(71,715)	—	(71,715)
Net transfers from Valero Energy Corporation	55,915	21,369	77,284
Net cash provided by financing activities	142,630	21,369	163,999
Net decrease in cash and cash equivalents	(155,796)	—	(155,796)
Cash and cash equivalents at beginning of year	236,579	—	236,579
Cash and cash equivalents at end of year	$80,783	$—	$80,783

	Year Ended December 31, 2014
	Valero Energy Partners LP (Previously Reported)	Meraux and Three Rivers Terminal Services Business	Valero Energy Partners LP (Currently Reported)
Cash flows from operating activities:
Net loss	$(17,248)	$(16,113)	$(33,361)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation expense	35,302	2,607	37,909
Deferred income tax expense	43	—	43
Changes in current assets and current liabilities	(1,318)	—	(1,318)
Changes in deferred charges and credits and other operating activities, net	(34)	—	(34)
Net cash provided by (used in) operating activities	16,745	(13,506)	3,239
Cash flows from investing activities:
Capital expenditures	(108,331)	(13,549)	(121,880)
Acquisition of the Texas Crude Systems Business from Valero Energy Corporation	(80,116)	—	(80,116)
Proceeds from dispositions of property and equipment	54	—	54
Net cash used in investing activities	(188,393)	(13,549)	(201,942)
Cash flows from financing activities:
Repayments of debt and capital lease obligations	(1,048)	—	(1,048)
Payment of debt issuance costs	(1,071)	—	(1,071)
Payment of offering costs	(3,223)	—	(3,223)
Excess purchase price paid to Valero Energy Corporation over the carrying value of the Texas Crude Systems Business	(73,884)	—	(73,884)
Cash distributions to unitholders and distribution equivalent right payments	(41,837)	—	(41,837)
Net transfers from Valero Energy Corporation	154,172	27,055	181,227
Net cash provided by financing activities	33,109	27,055	60,164
Net decrease in cash and cash equivalents	(138,539)	—	(138,539)
Cash and cash equivalents at beginning of year	375,118	—	375,118
Cash and cash equivalents at end of year	$236,579	$—	$236,579

	Year Ended December 31, 2013
	Valero Energy Partners LP (Previously Reported)	Meraux and Three Rivers Terminal Services Business	Valero Energy Partners LP (Currently Reported)
Cash flows from operating activities:
Net loss	$(9,860)	$(15,543)	$(25,403)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation expense	32,493	2,544	35,037
Deferred income tax expense	941	—	941
Changes in current assets and current liabilities	(2,947)	—	(2,947)
Changes in deferred charges and credits and other operating activities, net	(421)	—	(421)
Net cash provided by (used in) operating activities	20,206	(12,999)	7,207
Cash flows from investing activities:
Capital expenditures	(124,379)	(3,022)	(127,401)
Proceeds from dispositions of property and equipment	8	—	8
Net cash used in investing activities	(124,371)	(3,022)	(127,393)
Cash flows from financing activities:
Repayments of debt and capital lease obligations	(1,059)	—	(1,059)
Payment of debt issuance costs	(572)	—	(572)
Prefunding of capital projects by Valero	3,500	—	3,500
Proceeds from issuance of common units, net of discount	372,449	—	372,449
Net transfers from Valero Energy Corporation	104,965	16,021	120,986
Net cash provided by financing activities	479,283	16,021	495,304
Net increase in cash and cash equivalents	375,118	—	375,118
Cash and cash equivalents at beginning of year	—	—	—
Cash and cash equivalents at end of year	$375,118	$—	$375,118
The following tables present our previously reported statements of income for the years ended December 31, 2015, 2014, and 2013 (as presented in Exhibit 99.3 to our Current Report on Form 8-K filed with the SEC on August 4, 2016) retrospectively adjusted for the acquisition of the Meraux and Three Rivers Terminal Services Business (in thousands).

	Year Ended December 31, 2015
	Valero Energy Partners LP (Previously Reported)	Meraux and Three Rivers Terminal Services Business	Valero Energy Partners LP (Currently Reported)
Operating revenues – related party	$243,624	$—	$243,624
Costs and expenses:
Operating expenses	92,025	13,948	105,973
General and administrative expenses	14,013	507	14,520
Depreciation expense	42,724	2,954	45,678
Total costs and expenses	148,762	17,409	166,171
Operating income (loss)	94,862	(17,409)	77,453
Other income, net	223	—	223
Interest and debt expense, net of capitalized interest	(6,113)	—	(6,113)
Income (loss) before income taxes	88,972	(17,409)	71,563
Income tax expense	251	—	251
Net income (loss)	88,721	(17,409)	71,312
Less: Net loss attributable to Predecessor	(43,157)	(17,409)	(60,566)
Net income attributable to partners	$131,878	$—	$131,878

	Year Ended December 31, 2014
	Valero Energy Partners LP (Previously Reported)	Meraux and Three Rivers Terminal Services Business	Valero Energy Partners LP (Currently Reported)
Operating revenues – related party	$129,180	$—	$129,180
Costs and expenses:
Operating expenses	98,061	13,053	111,114
General and administrative expenses	13,149	453	13,602
Depreciation expense	35,302	2,607	37,909
Total costs and expenses	146,512	16,113	162,625
Operating loss	(17,332)	(16,113)	(33,445)
Other income, net	1,504	—	1,504
Interest and debt expense, net of capitalized interest	(872)	—	(872)
Loss before income taxes	(16,700)	(16,113)	(32,813)
Income tax expense	548	—	548
Net loss	(17,248)	(16,113)	(33,361)
Less: Net loss attributable to Predecessor	(76,529)	(16,113)	(92,642)
Net income attributable to partners	$59,281	$—	$59,281

	Year Ended December 31, 2013
	Valero Energy Partners LP (Previously Reported)	Meraux and Three Rivers Terminal Services Business	Valero Energy Partners LP (Currently Reported)
Operating revenues – related party	$124,985	$—	$124,985
Costs and expenses:
Operating expenses	93,025	12,551	105,576
General and administrative expenses	8,004	448	8,452
Depreciation expense	32,493	2,544	35,037
Total costs and expenses	133,522	15,543	149,065
Operating loss	(8,537)	(15,543)	(24,080)
Other income, net	309	—	309
Interest and debt expense, net of capitalized interest	(198)	—	(198)
Loss before income taxes	(8,426)	(15,543)	(23,969)
Income tax expense	1,434	—	1,434
Net loss	(9,860)	(15,543)	(25,403)
Less: Net loss attributable to Predecessor	(11,901)	(15,543)	(27,444)
Net income attributable to partners	$2,041	$—	$2,041
The following tables present our previously reported balance sheets as of December 31, 2015 and 2014 (as presented in Exhibit 99.3 to our Current Report on Form 8-K filed with the SEC on August 4, 2016) retrospectively adjusted for the acquisition of the Meraux and Three Rivers Terminal Services Business (in thousands).

	December 31, 2015
	Valero Energy Partners LP (Previously Reported)	Meraux and Three Rivers Terminal Services Business	Valero Energy Partners LP (Currently Reported)
ASSETS
Current assets:
Cash and cash equivalents	$80,783	$—	$80,783
Receivables from related party	18,088	—	18,088
Prepaid expenses and other	632	—	632
Total current assets	99,503	—	99,503
Property and equipment, at cost	1,110,399	66,444	1,176,843
Accumulated depreciation	(310,558)	(15,004)	(325,562)
Property and equipment, net	799,841	51,440	851,281
Deferred charges and other assets, net	3,322	—	3,322
Total assets	$902,666	$51,440	$954,106
LIABILITIES AND PARTNERS’ CAPITAL
Current liabilities:
Current portion of debt and capital lease obligations	$913	$—	$913
Accounts payable	9,264	—	9,264
Accrued liabilities	1,690	—	1,690
Taxes other than income taxes	1,276	—	1,276
Deferred revenue from related party	129	—	129
Total current liabilities	13,272	—	13,272
Debt and capital lease obligations, net of current portion	175,246	—	175,246
Notes payable to related party	370,000	—	370,000
Deferred income taxes	320	—	320
Other long-term liabilities	1,116	—	1,116
Partners’ capital:
Common unitholders – public	581,489	—	581,489
Common unitholder – Valero	28,430	—	28,430
Subordinated unitholder – Valero	(313,961)	—	(313,961)
General partner – Valero	(5,805)	—	(5,805)
Net investment	52,559	51,440	103,999
Total partners’ capital	342,712	51,440	394,152
Total liabilities and partners’ capital	$902,666	$51,440	$954,106

	December 31, 2014
	Valero Energy Partners LP (Previously Reported)	Meraux and Three Rivers Terminal Services Business	Valero Energy Partners LP (Currently Reported)
ASSETS
Current assets:
Cash and cash equivalents	$236,579	$—	$236,579
Receivables from related party	8,499	—	8,499
Prepaid expenses and other	727	—	727
Total current assets	245,805	—	245,805
Property and equipment, at cost	1,059,032	60,275	1,119,307
Accumulated depreciation	(273,398)	(12,651)	(286,049)
Property and equipment, net	785,634	47,624	833,258
Deferred charges and other assets, net	1,385	—	1,385
Total assets	$1,032,824	$47,624	$1,080,448
LIABILITIES AND PARTNERS’ CAPITAL
Current liabilities:
Current portion of debt and capital lease obligations	$1,200	$—	$1,200
Accounts payable	4,297	—	4,297
Accrued liabilities	1,054	—	1,054
Taxes other than income taxes	765	—	765
Deferred revenue from related party	124	—	124
Total current liabilities	7,440	—	7,440
Debt and capital lease obligations, net of current portion	1,519	—	1,519
Deferred income taxes	830	—	830
Other long-term liabilities	1,065	—	1,065
Partners’ capital:
Common unitholders – public	374,954	—	374,954
Common unitholder – Valero	58,844	—	58,844
Subordinated unitholder – Valero	146,804	—	146,804
General partner – Valero	4,617	—	4,617
Net investment	436,751	47,624	484,375
Total partners’ capital	1,021,970	47,624	1,069,594
Total liabilities and partners’ capital	$1,032,824	$47,624	$1,080,448